Share of results in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share of results in associates
Share of loss in associates	$ (970)	$ (629)	$ (1,667)
Total share of loss in associates	$ (970)	$ (629)	$ (1,667)